Contributed Equity - Additional Information (Details)																																																										12 Months Ended
	Dec. 18, 2025 shares	Nov. 19, 2025 shares	Nov. 04, 2025 shares	Oct. 15, 2025 $ / shares shares	Oct. 13, 2025 $ / shares shares	Oct. 10, 2025 shares	Oct. 09, 2025 $ / shares shares	Oct. 08, 2025 $ / shares shares	Oct. 07, 2025 $ / shares shares	Oct. 01, 2025 shares	Sep. 30, 2025 $ / shares shares	Sep. 25, 2025 $ / shares shares	Sep. 24, 2025 shares	Sep. 01, 2025 shares	Aug. 28, 2025 $ / shares shares	Aug. 27, 2025 shares	Aug. 26, 2025 $ / shares shares	Aug. 22, 2025 $ / shares shares	Aug. 18, 2025 $ / shares shares	Aug. 15, 2025 shares	Aug. 12, 2025 $ / shares shares	Aug. 08, 2025 $ / shares shares	Jul. 30, 2025 shares	Jul. 18, 2025 shares	Jun. 30, 2025 shares	Jun. 25, 2025 shares	Jun. 05, 2025 shares	May 13, 2025 shares	Mar. 31, 2025 shares	Mar. 14, 2025 shares	Mar. 03, 2025 shares	Feb. 04, 2025 shares	Jan. 28, 2025 $ / shares shares	Jan. 23, 2025 shares	Jan. 13, 2025 shares	Jan. 10, 2025 $ / shares shares	Dec. 12, 2024 shares	Dec. 02, 2024 $ / shares shares	Nov. 12, 2024 shares	Nov. 01, 2024 shares	Oct. 02, 2024 shares	Sep. 24, 2024 shares	Sep. 19, 2024 shares	Sep. 04, 2024 shares	Sep. 02, 2024 shares	Jul. 29, 2024 shares	Jul. 16, 2024 $ / shares shares	Jul. 12, 2024 shares	Jun. 28, 2024 shares	Jun. 13, 2024 shares	Jun. 04, 2024 shares	May 02, 2024 shares	Apr. 19, 2024 shares	Apr. 18, 2024 $ / shares shares	Mar. 14, 2024 shares	Feb. 15, 2024 shares	Jan. 19, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Jan. 31, 2025 shares	Nov. 30, 2024 shares
Disclosure Of Classes Of Share Capital [Line Items]
Vesting of share rights																																																										2,259,247	2,879,589
Ordinary Shares | Yorkville
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																																																										201,753,472
Addition of shares issued																																																										783,867
Institutional Placement | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																																																													74,100,000
Phillips 66 Company | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares																																																										$ 0.6
Number of shares issued																																																										12,771,392		12,800,000
Share Purchase Plan | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares																																																										$ 0.6
Number of shares issued																																																										53,887,112
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares																																	$ 0.6					$ 0.6
Number of Shares																																	12,771,392					74,064,647
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares																																				$ 0.5											$ 0.5							$ 0.5
Number of Shares																														6,347	3,070	2,179				43,825											3,415,759							33,334
Number of shares issued																																				150,000											12,000,000
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																															632,890														65,405
Vesting of share rights																															632,890
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	18,833	7,534	5,482			2,478				14,749			60,413	250,000		648,238	18,760			15,805			48,531	246,377	66,896	10,818	36,105	29,763	15,414					137,405	614,050		113,029		7,522	7,321	2,479	33,193	46,005	618,129	250,000	16,684		297,885	15,409	32,042	8,987	35,490	9,041		3,841	7,130	125,200
Exercise of Performance Rights | Nick Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																																											359,422
Exercise of Performance Rights | Chris Burns
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																																										544,035	759,931
Exercise of Performance Rights | Non-KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																																										1,417,723	110,686
Exercise of Performance Rights | KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																																										841,524	1,518,701
Exercise of Performance Rights | Rashda Buttar
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																																										193,360	295,479
Exercise of Performance Rights | Darcy MacDougald
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																																										104,129	103,869
Conversion of Convertible Debentures
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares				$ 0.92	$ 0.77		$ 0.55	$ 0.55	$ 0.59		$ 0.49	$ 0.46			$ 0.56		$ 0.54	$ 0.5	$ 0.49		$ 0.51	$ 0.45
Number of Shares				48,044,482	68,059,769		29,213,548	9,114,822	9,105,213		7,310,610	3,552,225			12,740,231		4,530,368	3,661,097	2,690,187		2,800,013	930,907
Conversion of Convertible Debentures | Yorkville
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares																																																										60,000,000